Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Current:
Foreign currency embedded derivatives and foreign currency contracts	$ 12,796	$ 11,089	$ 10,755
Unfavorable contract credits	0	2,913	12,238
Residual value guarantees	83	83
Lease aircraft return costs	451	1,632	1,585
Fixed interest rate obligations	2,772	2,900	3,167
Contract inducement	785	801	824
Deferred gains on sale-leasebacks of aircraft	1,899	1,853	589
Aircraft modifications	2,245	2,377	3,148
Other current liabilities	21,031	23,648	32,306
Non-current:
Accrued pension obligations	103,226	107,699	103,877
Foreign currency embedded derivatives and foreign currency contracts	18,371	17,384	24,807
Unfavorable contract credits			3,060
Residual value guarantees	17,779	17,345	12,852
Contract inducement	9,826	10,233	11,323
Insurance claims accrual	12,682	13,646	10,417
Fixed interest rate obligations	2,531	3,137	6,262
Deferred gains on sale-leasebacks of aircraft	15,547	14,475	4,683
Deferred rent liabilities	2,087	2,013	3,645
Other	5,121	5,589	7,728
Other liabilities	$ 187,170	$ 191,521	$ 188,654